Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based payment transaction
Equity-settled share-based payment	R 3,776,000,000	R 463,000,000	R 123,000,000
Sasol Khanyisa share transaction
Share-based payment transaction
Number of SOLBE1 shares	5,369,070
Number of SOL shares	2,082,520
Number of Sasol Khanyisa shares	53,007,284
Total IFRS expense	R 6,518,000,000
Equity-settled share-based payment	R 2,953,000,000
Risk - free interest rate	8.08%
Expected volatility	28.49%
Sasol Khanyisa share transaction | Minimum
Share-based payment transaction
Expected dividend yield	1.80%
Sasol Khanyisa share transaction | Maximum
Share-based payment transaction
Expected dividend yield	10.10%
SOLBE1 Election 1 for 4
Share-based payment transaction
Number of SOLBE1 shares	245,741
Weighted average fair value	R 386.00
Total IFRS expense	95,000,000
Equity-settled share-based payment	R 95,000,000
SOLBE1, Public, Groups 1 for 10
Share-based payment transaction
Number of SOLBE1 shares	2,727,281
Weighted average fair value	R 370.00
Total IFRS expense	1,009,000,000
Equity-settled share-based payment	1,009,000,000
SSA (Tier 2 and Khanyisa Public)
Share-based payment transaction
Strike price	R 313.25
Khanyisa Public
Share-based payment transaction
Number of Sasol Khanyisa shares	26,503,642
Weighted average fair value	R 66.48
Total IFRS expense	1,762,000,000
Equity-settled share-based payment	R 1,762,000,000
Tier 2 - Khanyisa ESOP
Share-based payment transaction
Number of Sasol Khanyisa shares	26,503,642
Weighted average fair value	R 66.48
Total IFRS expense	1,762,000,000
Equity-settled share-based payment	R 35,000,000
Remaining vesting period	5 years 9 months 18 days
Tier 2 - Khanyisa ESOP | Minimum
Share-based payment transaction
Vesting Life Of Share Based Awards	3 years
Tier 2 - Khanyisa ESOP | Maximum
Share-based payment transaction
Vesting Life Of Share Based Awards	10 years
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Equity-settled share-based payment	R 52,000,000
Remaining vesting period	2 years 10 months 24 days
Vesting Life Of Share Based Awards	3 years
ESOP - Tier1
Share-based payment transaction
Number of SOL shares	2,082,520
Weighted average fair value	R 481.50
Total IFRS expense	1,003,000,000
Equity-settled share-based payment	R 27,000,000
ESOP - Tier1
Share-based payment transaction
Number of SOLBE1 shares	2,396,048
Weighted average fair value	R 370.00
Total IFRS expense	887,000,000
Equity-settled share-based payment	R 25,000,000